Inventories (Details) - Schedule of inventories - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Schedule Of Inventories Abstract
Finished goods	$ 99,574	$ 86,908
Raw materials	9,713	9,871
Work-in-process	85,901	96,197
Total inventory	$ 195,188	$ 192,976